Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings (Loss) Per Share

11. Earnings (Loss) Per Share

The following table sets forth the computations of basic and diluted earnings (loss) per share (in millions, except per share data):

	Three Months Ended March 31,
	2013	2012
Numerator:
Net earnings (loss)—numerator for basic earnings (loss) per share	$(341)	$(1,660)
Interest on senior convertible notes	—	—

Net earnings (loss) adjusted for interest on senior convertible notes	$(341)	$(1,660)

Denominator:
Denominator for basic earnings (loss) per share—weighted-average shares	335	335
Effect of dilutive securities:
Senior convertible notes	—	—
Employee options and shares	—	—
Assumed treasury shares purchased	—	—

Dilutive potential common shares	335	335
Denominator for diluted earnings (loss) per share—adjusted weighted-average shares	335	335

Basic earnings (loss) per share	$(1.02)	$(4.95)

Diluted earnings (loss) per share	$(1.02)	$(4.95)

The following were excluded from the calculation:
Convertible notes, employee stock options and deferred stock because inclusion would be anti-dilutive	51	46
Employee stock options because the options’ exercise prices were greater than the average market price of shares	22	24

14. Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share (in millions, except per share amounts):

	Year Ended December 31,
	2012	2011	2010
Numerator:
Net earnings (loss)—numerator for basic earnings (loss) per share	$(1,876)	$(1,979)	$(471)
Denominator:
Denominator for basic earnings (loss) per share—weighted average shares	335	335	333
Effect of dilutive securities:
Employee options and shares	—	—	—
Assumed treasury shares purchased	—	—	—

Diluted potential common shares	—	—	—
Denominator for diluted earnings loss per share—weighted-average shares	335	335	333

Basic earnings (loss) per share	$(5.60)	$(5.91)	$(1.41)

Diluted earnings (loss) per share	$(5.60)	$(5.91)	$(1.41)

The following were excluded from the calculation:
Convertible notes, employee stock options and deferred stock because inclusion would be anti-dilutive	46	51	57
Employee stock options because the options’ exercise price was greater than the average market price of the shares	23	20	12